Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash and restricted cash
	December 31,
	2020	2019	2018
Cash	$3,426,467	$6,388,978	$3,116,209
Restricted Cash	1,367,630	2,192,201	3,991,949
Total cash and restricted cash presented in the consolidated statement of cash flows	$4,794,097	$8,581,179	$7,108,158